Debt Under Vehicle Programs And Borrowing Arrangements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Avis Budget Rental Car Funding Program	Dec. 31, 2013 Canada Debt Borrowings USD ($)	Dec. 31, 2012 Canada Debt Borrowings	Dec. 31, 2013 International Debt Borrowings USD ($)	Dec. 31, 2012 International Debt Borrowings	Dec. 31, 2013 International Capital Leases USD ($)	Dec. 31, 2013 Budget Truck Financing USD ($)	Dec. 31, 2012 Budget Truck Financing	Dec. 31, 2013 Capital Leases USD ($)	Dec. 31, 2012 Capital Leases USD ($)	Dec. 31, 2013 Other USD ($)	Dec. 31, 2012 Other	Dec. 31, 2013 Debt Due To Avis Budget Rental Car Funding USD ($)	Dec. 31, 2013 European Rental Fleet Securitization [Member] USD ($)	Dec. 31, 2013 Vehicle Programs USD ($)
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Leasing Vehicles And Related Assets Pledged As Collateralized Debt		$ 7,300						$ 549		$ 1,300		$ 306	$ 338		$ 306	$ 317	$ 28		$ 7,300	$ 28
Debt, Weighted Average Interest Rate							3.00%	3.00%	4.00%		4.00%		3.00%	4.00%			3.00%	4.00%
Newly Issued European Credit Facility	500
Interest rate on capital leases			2.00%	2.00%	7.00%	4.00%
Asset-Backed Securities, at Carrying Value																					674
Bank Loans																					$ 590